RESTRUCTURING AND RELATED ACTIVITIES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 10,947	$ 5,522	$ 10,947	$ 5,522	$ 5,528	$ 0	$ 0
Cash payments			(4,582)		(4,031)
Restructuring Reserve	$ 6,365		6,365		1,497
Severance and benefits costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge			6,944		2,792
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge			$ 4,003		2,736
Other restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charge					$ 0